Short-Term Bond Fund of America®
Investment portfolio
November 30, 2025
unaudited

Bonds, notes & other debt instruments 93.08% U.S. Treasury bonds & notes 37.21% U.S. Treasury 36.41%	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 2/28/2026	USD151,361	$151,650
U.S. Treasury 4.625% 3/15/2026	1,160	1,163
U.S. Treasury 4.625% 6/30/2026	3,001	3,016
U.S. Treasury 1.125% 10/31/2026	3,750	3,665
U.S. Treasury 4.375% 12/15/2026	14,175	14,285
U.S. Treasury 1.25% 12/31/2026	20,000	19,503
U.S. Treasury 4.00% 1/15/2027	385,438	387,132
U.S. Treasury 1.50% 1/31/2027	29,000	28,310
U.S. Treasury 4.125% 1/31/2027	11,515	11,583
U.S. Treasury 4.125% 2/15/2027	3,000	3,019
U.S. Treasury 3.75% 4/30/2027	3,679	3,688
U.S. Treasury 3.875% 5/31/2027	63,000	63,296
U.S. Treasury 3.25% 6/30/2027	146,832	146,201
U.S. Treasury 3.875% 7/31/2027	12,221	12,287
U.S. Treasury 3.625% 8/31/2027	33,776	33,835
U.S. Treasury 3.375% 9/15/2027	144,938	144,581
U.S. Treasury 3.50% 9/30/2027	626,890	626,731
U.S. Treasury 4.125% 9/30/2027 (a)	305,000	308,294
U.S. Treasury 3.875% 10/15/2027	14,421	14,514
U.S. Treasury 3.50% 10/31/2027 (a)	982,838	982,704
U.S. Treasury 4.125% 11/15/2027	70,414	71,231
U.S. Treasury 4.00% 12/15/2027	118,000	119,173
U.S. Treasury 0.625% 12/31/2027	23,000	21,686
U.S. Treasury 4.25% 1/15/2028	20,000	20,305
U.S. Treasury 4.25% 2/15/2028	19,000	19,303
U.S. Treasury 3.625% 3/31/2028	1,671	1,676
U.S. Treasury 3.75% 4/15/2028	41,220	41,463
U.S. Treasury 1.25% 6/30/2028	15,000	14,179
U.S. Treasury 3.875% 7/15/2028	8,476	8,557
U.S. Treasury 3.375% 9/15/2028	13,182	13,141
U.S. Treasury 3.50% 10/15/2028	124,053	124,062
U.S. Treasury 3.50% 11/15/2028	761,554	761,703
U.S. Treasury 4.00% 1/31/2029	182,630	185,270
U.S. Treasury 4.50% 5/31/2029	19,396	20,014
U.S. Treasury 4.25% 1/31/2030	10,000	10,264
U.S. Treasury 3.625% 9/30/2030	48,074	48,134
U.S. Treasury 3.625% 10/31/2030	80,087	80,175
U.S. Treasury 4.25% 11/15/2034	17,821	18,226
U.S. Treasury 4.00% 11/15/2035	2,688	2,684
U.S. Treasury 1.875% 2/15/2041	341	243
U.S. Treasury 3.25% 5/15/2042	152	129
U.S. Treasury 2.75% 11/15/2042	511	401
U.S. Treasury 3.00% 5/15/2045	8,297	6,534
Short-Term Bond Fund of America — Page 1 of 36

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2/15/2051	USD354	$205
U.S. Treasury 2.875% 5/15/2052	208	150
		4,548,365
U.S. Treasury inflation-protected securities 0.80%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	57,513	56,521
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	8,221	7,592
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)(b)	36,635	35,757
		99,870
Total U.S. Treasury bonds & notes		4,648,235
Asset-backed obligations 25.95% Auto loan 11.62%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (c)(d)	85	85
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (c)(d)	851	852
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (c)(d)	611	612
American Credit Acceptance Receivables Trust, Series 2025-1, Class A, 4.67% 7/12/2028 (c)(d)	1,656	1,657
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (c)(d)	6,537	6,553
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (c)(d)	8,184	8,195
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (c)(d)	2,044	2,045
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (c)(d)	15,762	15,778
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (c)(d)	11,130	11,185
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (c)	7,745	7,803
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (c)	4,966	5,007
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (c)(d)	2,777	2,774
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (c)(d)	9,812	9,835
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (c)(d)	9,135	9,104
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (c)(d)	4,433	4,453
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (c)(d)	15,496	15,778
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (c)(d)	3,900	4,001
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (c)(d)	9,913	10,025
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (c)(d)	2,500	2,586
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (c)(d)	1,506	1,533
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (c)(d)	3,732	3,860
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (c)(d)	3,503	3,612
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52% 11/22/2027 (c)(d)	888	890
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (c)(d)	362	365
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (c)	3,163	3,164
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (c)	576	576
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (c)	18,424	18,454
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (c)	7,816	7,826
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (c)	2,370	2,374
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (c)	17,052	17,065
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (c)	6,118	6,136
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (c)	4,804	4,813
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (c)	1,413	1,415
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (c)	8,074	8,090
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (c)	1,977	1,986
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.78% 12/15/2028 (c)	12,900	12,939
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (c)	707	707
CarMax Auto Owner Trust, Series 2024-4, Class A2A, 4.67% 12/15/2027 (c)	4,377	4,384
CarMax Auto Owner Trust, Series 2025-1, Class A2A, 4.63% 3/15/2028 (c)	1,921	1,926
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (c)	2,472	2,489
Short-Term Bond Fund of America — Page 2 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028 (c)	USD9,493	$9,560
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (c)	11,601	11,737
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030 (c)	2,472	2,523
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (c)	853	855
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (c)	1,438	1,473
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028 (c)(d)	505	506
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (c)(d)	776	781
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	964	939
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (c)(d)	3,000	3,004
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (c)	1,595	1,607
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (c)(d)	3,500	3,533
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (c)(d)	1,984	1,987
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (c)(d)	4,926	4,929
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (c)(d)	3,904	3,940
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (c)(d)	5,470	5,544
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (c)(d)	6,236	6,296
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (c)(d)	2,375	2,406
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (c)(d)	3,217	3,240
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (c)(d)	6,081	6,200
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (c)(d)	6,459	6,475
Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (c)(d)	3,214	3,229
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (c)(d)	496	497
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (c)(d)	897	899
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (c)(d)	2,076	2,079
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (c)(d)	6,054	6,085
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (c)(d)	597	598
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (c)(d)	1,532	1,534
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (c)(d)	1,095	1,102
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (c)(d)	1,589	1,609
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (c)(d)	16,951	16,961
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (c)(d)	5,068	5,097
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (c)(d)	1,665	1,680
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (c)(d)	14,633	14,663
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (c)	513	514
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87% 8/15/2028 (c)	3,726	3,735
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	3,733	3,739
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (c)	2,220	2,221
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	1,626	1,633
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	3,118	3,127
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (c)	2,892	2,931
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (c)	1,312	1,314
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (c)	3,041	3,042
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (c)	5,896	5,925
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (c)	3,477	3,506
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (c)	467	473
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (c)(d)	2,568	2,575
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (c)(d)	1,187	1,197
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (c)(d)	1,799	1,807
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (c)(d)	4,162	4,182
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (c)(d)	14,823	14,871
Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.27% 1/20/2028 (c)(d)	61	61
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (c)(d)	188	188
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (c)(d)	1,485	1,491
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (c)(d)	4,278	4,311
Short-Term Bond Fund of America — Page 3 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (c)(d)	USD1,520	$1,548
Exeter Automobile Receivables Trust, Series 2025-2A, Class A2, 4.78% 6/15/2027 (c)	884	884
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (c)	3,262	3,264
Exeter Automobile Receivables Trust, Series 2024-3A, Class A3, 5.65% 12/15/2027 (c)	497	498
Exeter Automobile Receivables Trust, Series 2025-3A, Class A2, 4.83% 1/18/2028 (c)	1,987	1,990
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (c)	2,070	2,072
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (c)	918	922
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (c)	1,516	1,524
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (c)	7,051	7,064
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (c)	3,963	3,973
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (c)	3,821	3,846
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (c)	5,021	5,045
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (c)	11,844	11,866
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (c)	2,027	2,054
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	4,255	4,298
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	1,400	1,404
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (c)	3,259	3,272
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (c)	1,332	1,351
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	5,039	5,054
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (c)	9,736	9,742
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (c)	2,185	2,205
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (c)	1,000	1,025
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (c)(d)	15,000	15,021
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (c)(d)	8,594	8,609
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (c)(d)	877	878
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (c)	3,633	3,640
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (c)	2,106	2,116
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (c)(d)	4,029	4,109
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (c)(d)	2,981	3,083
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (c)(d)	6,810	6,854
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	4,155	4,219
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (c)	19,556	19,649
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (c)	594	596
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029 (c)(d)	1,986	2,001
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (c)(d)	7,089	7,202
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (c)(d)	385	386
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (c)(d)	6,899	6,906
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (c)(d)	1,681	1,683
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (c)(d)	11,732	11,754
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (c)(d)	927	929
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (c)(d)	7,657	7,674
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (c)(d)	3,110	3,119
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (c)(d)	5,982	6,005
GLS Auto Receivables Trust, Series 2025-4A, Class A2, 4.37% 10/16/2028 (c)(d)	7,000	7,005
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (c)(d)	14,527	14,611
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (c)(d)	724	729
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (c)(d)	7,785	7,803
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (c)(d)	1,983	2,002
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (c)(d)	5,212	5,275
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (c)(d)	3,916	3,933
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (c)(d)	6,484	6,502
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (c)(d)	5,840	5,878
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (c)(d)	9,844	9,914
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030 (c)(d)	2,150	2,203
Short-Term Bond Fund of America — Page 4 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030 (c)(d)	USD2,500	$2,584
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (c)(d)	3,608	3,628
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (c)(d)	780	784
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (c)(d)	6,359	6,370
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (c)(d)	122	125
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (c)	4,131	4,150
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (c)	967	968
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (c)	5,076	5,113
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (c)(d)	2,325	2,413
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (c)(d)	6,653	6,984
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (c)(d)	5,035	5,129
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (c)	4,391	4,416
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (c)	2,495	2,532
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (c)(d)	16,100	16,207
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (c)(d)	350	355
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (c)(d)	19,999	20,085
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (c)(d)	3,340	3,359
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (c)(d)	42,849	41,906
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (c)(d)	4,177	4,085
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (c)(d)	10,230	10,389
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (c)(d)	12,336	12,615
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(d)	9,888	10,014
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (c)(d)	16,917	17,200
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (c)(d)	10,948	10,963
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (c)(d)	2,836	2,935
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (c)(d)	7,690	7,702
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (c)	1,548	1,552
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (c)	2,084	2,099
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028 (c)	1,429	1,442
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (c)(d)	8,267	8,357
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (c)(d)	19,226	19,391
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (c)(d)	5,515	5,553
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (c)(d)	6,568	6,584
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (c)(d)	1,425	1,432
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (c)	5,081	5,123
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (c)(d)	13,925	13,909
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (c)(d)	416	417
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (c)(d)	2,362	2,363
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (c)(d)	2,320	2,324
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (c)(d)	339	340
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (c)(d)	2,307	2,312
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (c)(d)	1,024	1,025
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (c)(d)	10,678	10,718
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (c)(d)	895	897
LAD Auto Receivables Trust, Series 2025-2A, Class A2, 4.30% 7/17/2028 (c)(d)	3,000	3,006
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (c)(d)	3,020	3,039
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (c)(d)	6,414	6,454
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (c)(d)	1,980	1,994
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (c)(d)	1,470	1,491
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (c)(d)	3,273	3,286
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (c)(d)	4,612	4,686
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (c)(d)	1,408	1,421
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (c)(d)	394	398
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (c)(d)	142	144
Short-Term Bond Fund of America — Page 5 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (c)(d)	USD5,058	$5,056
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (c)	4,770	4,819
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (c)	8,737	8,790
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (c)	4,571	4,649
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (c)(d)	5,950	5,955
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (c)(d)	2,476	2,483
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (c)(d)	513	515
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47% 12/21/2026 (c)(d)	3,961	3,963
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (c)(d)	672	673
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (c)(d)	4,582	4,600
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (c)(d)	2,634	2,643
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (c)(d)	580	581
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (c)(d)	515	513
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (c)(d)	17,390	17,473
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (c)(d)	4,917	4,919
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (c)(d)	7,600	7,618
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (c)(d)	1,000	1,002
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (c)	603	603
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (c)	304	304
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (c)	1,344	1,345
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71% 6/15/2028 (c)	2,371	2,376
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (c)	825	828
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (c)	1,217	1,221
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (c)	989	992
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (c)	3,263	3,265
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (c)	7,280	7,293
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (c)	2,560	2,565
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (c)	10,483	10,524
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	3,718	3,736
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (c)	14,419	14,427
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (c)	1,409	1,412
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (c)	4,867	4,888
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (c)	7,586	7,684
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (c)	917	923
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (c)	7,975	8,076
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (c)	19,220	19,263
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (c)	8,210	8,264
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (c)	902	919
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (c)	961	981
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (c)(d)	2,462	2,469
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (c)(d)	3,079	3,096
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (c)(d)	2,193	2,198
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(d)	856	864
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (c)(d)	1,639	1,653
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (c)(d)	1,499	1,511
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A2, 4.65% 5/22/2028 (c)(d)	772	773
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (c)(d)	4,052	4,057
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (c)(d)	3,168	3,173
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (c)(d)	6,790	6,828
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (c)(d)	20,299	20,352
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (c)(d)	3,183	3,204
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (c)(d)	4,273	4,287
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (c)	4,872	4,882
Short-Term Bond Fund of America — Page 6 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (c)	USD4,082	$4,106
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (c)	7,103	7,143
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (c)	3,293	3,345
Toyota Lease Owner Trust, Series 2024-B, Class A2A, 4.31% 2/22/2027 (c)(d)	6,730	6,733
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (c)(d)(e)	12,946	9,081
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (c)(d)	17,512	17,536
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (c)(d)	8,337	8,343
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (c)(d)	10,079	10,095
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (c)(d)	1,327	1,335
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (c)(d)	591	594
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (c)(d)	8,343	8,408
Westlake Automobile Receivables Trust, Series 2025-3A, Class A1, 4.28% 10/15/2026 (c)(d)	14,590	14,592
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (c)(d)	1,718	1,720
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (c)(d)	144	144
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (c)(d)	8,504	8,523
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (c)(d)	4,965	4,972
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (c)(d)	3,739	3,758
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (c)(d)	803	806
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (c)(d)	11,521	11,541
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (c)(d)	8,952	8,975
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (c)(d)	5,049	5,066
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (c)(d)	622	625
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (c)(d)	3,400	3,410
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (c)(d)	2,617	2,643
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (c)(d)	6,416	6,430
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (c)(d)	2,775	2,802
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (c)(d)	388	391
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (c)(d)	1,959	1,969
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (c)(d)	1,341	1,344
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (c)(d)	40,050	40,150
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (c)(d)	10,995	11,089
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (c)(d)	8,166	8,236
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (c)	1,016	1,018
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (c)	6,361	6,366
		1,452,077
Other asset-backed securities 9.45%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (c)(d)	872	880
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (c)(d)	476	481
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (c)(d)	2,502	2,510
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (c)(d)	1,319	1,324
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (c)(d)	1,560	1,567
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (c)(d)	10,839	10,867
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (c)(d)	20,873	20,940
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (c)(d)	1,593	1,599
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (c)(d)	1,799	1,810
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (c)(d)	14,096	14,137
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (c)(d)	27,858	27,929
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (c)(d)	13,906	13,942
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (c)(d)	1,898	1,899
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (c)(d)	12,586	12,610
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (c)(d)	27,929	28,117
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (c)(d)	5,121	5,140
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(d)	7,745	7,795
Short-Term Bond Fund of America — Page 7 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (c)(d)	USD1,894	$1,912
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (c)(d)	346	354
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (c)(d)	2,104	2,110
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (c)(d)	2,997	3,045
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (c)(d)	1,953	1,971
AXIS Equipment Finance Receivables, LLC, Series 2024-1, Class A2, 5.38% 1/21/2031 (c)(d)	1,452	1,469
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (c)(d)	3,251	3,294
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (c)(d)	5,997	6,061
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (c)(d)	397	394
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (c)(d)	310	307
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (c)(d)	7,958	7,458
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (c)(d)	4,741	4,759
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (c)(d)	190	192
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (c)(d)	612	619
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (c)(d)	1,760	1,687
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (c)(d)	18,052	18,383
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (c)(d)	1,214	1,151
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(d)	1,292	1,317
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (c)(d)	8,041	8,100
CCG Receivables Trust, Series 2023-1, Class A2, 5.82% 9/16/2030 (c)(d)	1,578	1,584
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (c)(d)	6,000	6,066
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(d)	42,247	36,310
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (c)(d)	2,554	2,158
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (c)(d)	27,642	22,710
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (c)(d)	10,685	10,544
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (c)(d)	4,223	4,110
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (c)(d)	7,516	7,542
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (c)(d)	2,132	2,014
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (c)(d)	4,670	4,407
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (c)(d)	3,790	3,584
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (c)(d)	1,322	1,232
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (c)(d)	3,182	2,969
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (c)	2,422	2,426
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (c)	5,635	5,722
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (c)	8,000	8,095
CNH Equipment Trust, Series 2025-B, Class A3, 4.30% 10/15/2030 (c)	2,000	2,024
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (c)(d)	3,898	3,940
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (c)(d)	12,794	12,845
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (c)(d)	4,295	4,348
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (c)(d)	3,798	3,839
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (c)	2,580	2,602
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (c)(d)	5,500	5,518
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (c)(d)	9,810	9,881
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (c)(d)	3,048	3,071
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61% 2/24/2031 (c)(d)	5,500	5,553
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (c)(d)	1,370	1,378
DLLAA, LLC, Series 2025-1A, Class A4, 5.08% 4/20/2033 (c)(d)	3,555	3,677
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (c)(d)	1,728	1,736
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (c)(d)	1,227	1,254
DLLMT, LLC, Series 2024-1A, Class A3, 4.84% 8/21/2028 (c)(d)	5,000	5,047
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (c)(d)	3,000	3,061
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (c)(d)	477	448
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(d)	9,616	9,661
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (c)(d)	8,952	8,921
Short-Term Bond Fund of America — Page 8 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Frontier Issuer, LLC, Series 2023-1, Class A2, 6.60% 8/20/2053 (c)(d)	USD9,000	$9,108
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (c)(d)	4,979	4,769
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (c)(d)	4,413	4,137
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (c)(d)	12,894	12,330
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (c)(d)	10,077	9,661
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (c)(d)	11,992	11,205
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (c)(d)	5,126	4,820
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (c)(d)	1,674	1,682
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (c)(d)	8,062	8,089
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-1, Class A3, 4.98% 1/18/2028 (c)(d)	1,710	1,725
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (c)(d)	4,213	4,262
GreatAmerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029 (c)(d)	9,799	9,877
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (c)(d)	500	508
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (c)(d)	553	562
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (c)(d)	1,652	1,664
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (c)(d)	3,706	3,711
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (c)(d)	2,010	2,011
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (c)	3,689	3,720
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (c)	11,723	11,901
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (c)(d)	6,103	6,184
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (c)(d)	12,075	12,157
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (c)(d)	11,873	11,945
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (c)(d)	1,877	1,893
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (c)(d)	53,935	45,865
NMEF Funding, LLC, Series 2023-A, Class A2, 6.57% 6/17/2030 (c)(d)	679	683
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (c)(d)	12,152	12,228
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(d)	10,161	10,195
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (c)(d)	12,888	12,934
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(d)	9,128	9,221
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (c)(d)	6,093	6,124
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (c)(d)	6,040	6,077
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (c)(d)	4,549	4,578
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (c)(d)	1,893	1,855
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (c)(d)	35,891	35,917
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (c)(d)	22,561	22,675
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (c)(d)	8,379	8,397
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (c)(d)	10,848	10,934
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(d)	6,854	6,899
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (c)(d)	9,000	9,237
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (c)(d)	1,463	1,472
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (c)(d)	2,000	2,041
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (c)(d)	10,653	10,704
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (c)(d)	7,722	7,759
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (c)(d)	7,918	8,011
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (c)	4,411	4,509
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (c)(d)	1,540	1,529
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.659% 9/15/2039 (c)(d)(f)	1,114	1,125
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (c)(d)	3,187	3,269
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (c)(d)	4,018	4,049
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (c)(d)	3,262	3,286
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (c)(d)	2,302	2,313
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (c)(d)	1,298	1,305
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (c)(d)	20,230	20,597
Short-Term Bond Fund of America — Page 9 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (c)(d)	USD4,221	$4,235
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(d)	2,972	3,040
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (c)(d)	1,575	1,580
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (c)(d)	439	447
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (c)(d)	3,152	3,085
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (c)(d)	1,389	1,353
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (c)(d)	5,765	5,628
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (c)	5,633	5,686
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	6,984	7,088
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	8,978	9,130
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (c)	7,759	7,905
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (c)	17,351	17,601
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/17/2031 (c)	15,299	15,346
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (c)(d)	6,713	6,416
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (c)(d)	3,063	2,962
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (c)(d)	4,674	4,440
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (c)(d)	427	408
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (c)(d)	9,234	8,665
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (c)(d)	9,416	8,925
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (c)(d)	6,701	6,154
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (c)(d)	14,656	14,750
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (c)(d)	2,649	2,534
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (c)(d)	8,198	7,873
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (c)(d)	10,879	10,268
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (c)(d)	2,667	2,573
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(d)	5,627	5,653
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (c)(d)	5,921	5,955
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (c)(d)	2,895	2,904
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (c)(d)	10,202	10,247
Verdant Receivables, LLC, Series 2023-1A, Class A2, 6.24% 1/13/2031 (c)(d)	5,764	5,867
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (c)(d)	4,111	4,190
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (c)(d)	11,438	11,673
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (c)	8,983	8,988
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (c)(g)	14,221	14,229
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (c)(g)	9,867	9,947
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (c)	10,895	11,109
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (c)	7,750	7,797
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (c)(g)	38,332	38,486
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (c)	18,583	18,657
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (c)(d)	3,475	3,567
Verizon Master Trust, Series 2024-5, Class A, 5.00% 6/21/2032 (c)(d)	2,919	3,015
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (c)(d)(g)	1,298	1,302
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (c)(d)	3,538	3,552
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (c)(d)	1,079	1,081
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (c)(d)	4,090	4,098
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.128% 10/20/2026 (c)(d)	2,012	2,013
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(d)	3,619	3,639
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (c)(d)	1,228	1,230
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (c)(d)	1,490	1,494
		1,180,901
Short-Term Bond Fund of America — Page 10 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations 2.56%	Principal amount (000)	Value (000)
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.186% 10/20/2031 (c)(d)(f)	USD302	$302
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (c)(d)(f)	2,211	2,212
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 5.064% 10/20/2034 (c)(d)(f)	4,688	4,686
Apex Credit CLO, LLC, Series 2021-2A, Class A1BR, (3-month USD CME Term SOFR + 1.55%) 5.434% 10/20/2034 (c)(d)(f)	6,000	5,994
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2033 (c)(d)(f)	5,570	5,575
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.928% 1/25/2034 (c)(d)(f)	5,000	5,001
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.925% 10/24/2036 (c)(d)(f)	36,363	36,372
Atlas Senior Loan Fund, Ltd., Series 2021-16A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2034 (c)(d)(f)	3,000	3,001
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.784% 1/20/2034 (c)(d)(f)	1,617	1,618
Babson CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.975% 7/15/2034 (c)(d)(f)	5,604	5,610
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (c)(d)(f)	3,927	3,931
Battalion CLO, Ltd., Series,2019-14A, Class AR2, (3-month USD CME Term SOFR + 1.14%) 5.024% 1/20/2035 (c)(d)(f)	3,000	3,003
Beechwood Park CLO, Ltd., Series 2019-1A, Class A1RR, (3-month USD CME Term SOFR + 1.07%) 4.969% 1/17/2035 (c)(d)(f)	4,000	4,003
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (c)(d)(f)	17,410	17,425
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (c)(d)(f)	4,652	4,652
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (c)(d)(f)	13,000	13,011
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 6.655% 10/15/2034 (c)(d)(f)	3,000	3,013
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.305% 3/22/2035 (c)(d)(f)	2,000	2,007
Cerberus Onshore CLO, LLC, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.315% 1/15/2038 (c)(d)(f)	5,000	5,001
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 5.077% 10/24/2030 (c)(d)(f)	241	241
Dryden Senior Loan Fund, Series 2022-112A, Class AR2, (3-month USD CME Term SOFR + 1.14%) 5.005% 11/15/2036 (c)(d)(f)	3,000	3,002
Dryden Senior Loan Fund, Series 2022-11, Class AR3, (3-month USD CME Term SOFR + 1.09%) 4.995% 10/15/2037 (c)(d)(f)	3,000	2,999
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.985% 10/15/2030 (c)(d)(f)	2,923	2,925
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.266% 1/15/2031 (c)(d)(f)	513	513
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 5.216% 7/15/2031 (c)(d)(f)	302	303
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (c)(d)(f)	7,269	7,281
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2032 (c)(d)(f)	1,750	1,748
Short-Term Bond Fund of America — Page 11 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL, Ltd., Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 5.028% 10/20/2033 (c)(d)(f)	USD5,000	$5,003
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (c)(d)(f)	3,788	3,786
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.284% 10/18/2033 (c)(d)(f)	3,938	3,939
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.43% 4/23/2036 (c)(d)(f)	2,400	2,405
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A2RR, (3-month USD CME Term SOFR + 1.75%) 5.651% 11/5/2037 (c)(d)(f)	1,000	1,001
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.446% 7/20/2035 (c)(d)(f)	935	935
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.873% 7/14/2031 (c)(d)(f)	2,000	2,007
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.346% 1/15/2031 (c)(d)(f)	112	112
KKR Financial CLO, Ltd., Series 2021, Class A, (3-month USD CME Term SOFR + 1.262%) 5.166% 4/15/2031 (c)(d)(f)	302	302
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 5.356% 10/20/2034 (c)(d)(f)	734	734
LCM, LP, CLO, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.235% 7/16/2031 (c)(d)(f)	46	46
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.296% 4/19/2033 (c)(d)(f)	785	785
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (c)(d)(f)	2,771	2,772
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (c)(d)(f)	15,779	15,786
Marble Point CLO, Ltd., Series 2019-1A, Class BR2, (3-month USD CME Term SOFR + 1.60%) 5.46% 7/23/2032 (c)(d)(f)	1,250	1,251
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.799% 9/14/2033 (c)(d)(f)	4,000	4,010
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (c)(d)(f)	986	987
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.189% 4/10/2033 (c)(d)(f)	2,458	2,461
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.865% 7/24/2031 (c)(d)(f)	2,440	2,440
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (c)(d)(f)	2,398	2,399
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.274% 7/20/2036 (c)(d)(f)	9,500	9,525
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 6.694% 4/16/2037 (c)(d)(f)	3,000	3,008
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.336% 10/20/2030 (c)(d)(f)	139	139
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 5.251% 5/20/2031 (c)(d)(f)	86	86
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.296% 4/18/2031 (c)(d)(f)	108	109
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.396% 4/18/2031 (c)(d)(f)	1,200	1,203
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.296% 7/18/2031 (c)(d)(f)	2,419	2,425
Short-Term Bond Fund of America — Page 12 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (c)(d)(f)	USD15,521	$15,506
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (c)(d)(f)	16,012	15,979
Stratus Static CLO, Ltd., Series 2025-1A, Class A2, (3-month USD CME Term SOFR + 1.33%) 5.235% 7/15/2033 (c)(d)(f)	5,250	5,251
TCW CLO, Ltd., Series 2019-1A, Class AJR, (3-month USD CME Term SOFR + 1.609%) 5.461% 8/16/2034 (c)(d)(f)	1,000	1,000
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (c)(d)(f)	23,898	23,909
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 5.336% 7/15/2034 (c)(d)(f)	2,000	2,000
Tralee CLO, Ltd., Series 18-5A, Class C1RR, 5.623% 10/20/2034 (c)(d)(f)	3,150	3,153
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (c)(d)(f)	873	873
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (c)(d)(f)	20,559	20,586
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (c)(d)(f)	8,000	8,001
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.103% 9/7/2030 (c)(d)(f)	118	118
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.216% 7/18/2031 (c)(d)(f)	732	733
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.276% 4/20/2032 (c)(d)(f)	3,206	3,208
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.484% 4/20/2037 (c)(d)(f)	3,857	3,836
		319,238
Credit card 1.73%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (c)(d)	39,223	39,303
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (c)	9,889	10,050
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (c)	35,783	35,913
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (c)(d)	7,535	7,566
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/15/2029 (c)	15,114	15,248
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027 (c)	7,630	7,632
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(d)	2,542	2,574
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029 (c)	4,144	4,160
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/15/2029 (c)	10,347	10,485
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	4,219	4,306
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(d)	8,501	8,525
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (c)(d)	921	924
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (c)(d)	714	716
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(d)	16,670	16,790
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(d)	5,559	5,587
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(d)	17,757	17,907
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (c)(d)	1,659	1,667
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (c)(d)	405	407
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (c)	6,159	6,185
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (c)	5,394	5,503
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (c)	15,181	15,340
		216,788
Short-Term Bond Fund of America — Page 13 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Student loan 0.48%	Principal amount (000)	Value (000)
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (c)	USD9,391	$9,593
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (c)(d)	5,151	5,201
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (c)(d)	2,054	1,888
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (c)(d)	3,688	3,385
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (c)(d)	7,125	7,258
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (c)(d)	7,799	7,316
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (c)(d)	6,079	5,743
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (c)(d)	12,183	11,525
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.692% 11/15/2052 (c)(d)(f)	841	848
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (c)(d)	1,185	1,087
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (c)(d)	5,994	6,108
		59,952
Student loans 0.11%
Navient Student Loan Trust, Series 2020-DA, Class A, 1.69% 5/15/2069 (c)(d)	634	605
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (c)(d)	907	832
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (c)(d)	1,718	1,546
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070 (c)(d)	3,451	3,085
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (c)(d)	7,596	6,918
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.319% 7/25/2051 (c)(d)(f)	357	357
		13,343
Total asset-backed obligations		3,242,299
Mortgage-backed obligations 20.83% Federal agency mortgage-backed obligations 8.36%
Fannie Mae Pool #555538 6.431% 5/1/2033 (c)(f)	94	96
Fannie Mae Pool #888521 6.355% 3/1/2034 (c)(f)	201	206
Fannie Mae Pool #889579 6.00% 5/1/2038 (c)	715	756
Fannie Mae Pool #AL0095 6.00% 7/1/2038 (c)	25	27
Fannie Mae Pool #889983 6.00% 10/1/2038 (c)	292	308
Fannie Mae Pool #DB4044 6.00% 5/1/2039 (c)	1,870	1,945
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (c)	4,480	4,642
Fannie Mae Pool #DC3297 6.00% 9/1/2039 (c)	612	636
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (c)	84	87
Fannie Mae Pool #DC1020 6.00% 9/1/2039 (c)	32	33
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (c)	562	584
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (c)	9,983	10,343
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (c)	8,966	9,289
Fannie Mae Pool #MA5685 6.00% 4/1/2040 (c)	1,585	1,642
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (c)	887	919
Fannie Mae Pool #AI8806 5.00% 8/1/2041 (c)	443	456
Fannie Mae Pool #AB9584 3.50% 6/1/2043 (c)	3	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048 (c)	10	10
Fannie Mae Pool #BK5305 4.00% 6/1/2048 (c)	6	6
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (c)	1	1
Fannie Mae Pool #BX1762 5.50% 11/1/2052 (c)	32	32
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (c)	2,777	2,830
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (c)	1,102	1,131
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (c)	66	68
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	476	483
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (c)	1,056	1,078
Short-Term Bond Fund of America — Page 14 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (c)	USD314	$323
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	3,303	3,361
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (c)	44	46
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (c)	1,198	1,205
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (c)	241	245
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	79	80
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (c)	1,241	1,259
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	819	832
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (c)	4,775	4,991
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (c)	1,733	1,802
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (c)	1,326	1,385
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	486	494
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	713	732
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (c)	1,951	2,036
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (c)	1,377	1,414
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	5	5
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	15,851	16,274
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (c)	1,379	1,402
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (c)	19,391	19,915
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (c)	14,735	15,340
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	59	61
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (c)	5,585	5,860
Fannie Mae Pool #DA4639 6.50% 12/1/2053 (c)	8	8
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	18,315	19,012
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (c)	7,432	7,780
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (c)	295	299
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	142	144
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (c)	19,630	20,185
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (c)	1,639	1,694
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (c)	1,266	1,298
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (c)	4,284	4,443
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (c)	2,808	2,852
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (c)	157	159
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (c)	11,737	12,132
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (c)	11,199	11,534
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (c)	190	195
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (c)	103	106
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (c)	3,201	3,252
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (c)	1,099	1,128
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (c)	3,684	3,737
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (c)	3,415	3,541
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	1,701	1,743
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (c)	414	425
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (c)	360	372
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	6,254	6,490
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (c)	3,996	4,143
Fannie Mae Pool #DB8675 5.00% 7/1/2054 (c)	1,758	1,762
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (c)	2,073	2,111
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (c)	1,488	1,510
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (c)	1,185	1,206
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (c)	6,575	6,732
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (c)	2,568	2,631
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	1,843	1,897
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	1,057	1,083
Short-Term Bond Fund of America — Page 15 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (c)	USD764	$793
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (c)	309	319
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	9,351	9,738
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (c)	8,975	9,302
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	2,656	2,765
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	1,516	1,591
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (c)	64	67
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (c)	351	351
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (c)	7,015	7,187
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	1,199	1,242
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (c)	590	606
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	568	584
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	492	507
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (c)	379	389
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	155	159
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (c)	146	151
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (c)	130	135
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (c)	122	126
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (c)	5,939	6,196
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (c)	1,656	1,737
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (c)	1,021	1,058
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (c)	7,995	8,169
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (c)	1,770	1,797
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (c)	1,000	1,018
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (c)	976	990
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (c)	1,201	1,238
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (c)	196	202
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	60	61
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	31	31
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (c)	3,090	3,203
Fannie Mae Pool #DC2697 5.00% 10/1/2054 (c)	1,377	1,380
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (c)	901	917
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (c)	1,431	1,498
Fannie Mae Pool #CB9472 5.00% 11/1/2054 (c)	489	490
Fannie Mae Pool #DC4585 5.50% 11/1/2054 (c)	2,415	2,450
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	60	61
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	17,381	17,904
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	7,142	7,328
Fannie Mae Pool #DC8341 5.00% 12/1/2054 (c)	1,356	1,360
Fannie Mae Pool #MA5553 5.50% 12/1/2054 (c)	8,431	8,545
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (c)	6,713	6,823
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (c)	24,319	24,931
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (c)	2,422	2,481
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	43	44
Fannie Mae Pool #DC9775 5.00% 1/1/2055 (c)	184	184
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (c)	3,778	3,871
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (c)	2,246	2,301
Fannie Mae Pool #DD0990 5.00% 2/1/2055 (c)	1,095	1,095
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	900	912
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	14,481	14,836
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	856	877
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (c)	7,801	8,091
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (c)	1,495	1,569
Fannie Mae Pool #DD8552 5.00% 4/1/2055 (c)	1,268	1,277
Short-Term Bond Fund of America — Page 16 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	USD3,959	$4,056
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	46	48
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	45	46
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	7,513	7,697
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	115	118
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	7,320	7,499
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (c)	77	79
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (c)	8,091	8,394
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (c)	3,433	3,478
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	295	306
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (c)	4,194	4,149
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (c)(f)	8	8
Freddie Mac Pool #781228 6.50% 2/1/2034 (c)(f)	158	162
Freddie Mac Pool #A23893 5.50% 7/1/2034 (c)	89	93
Freddie Mac Pool #782818 6.13% 11/1/2034 (c)(f)	108	111
Freddie Mac Pool #1H2524 6.437% 8/1/2035 (c)(f)	272	282
Freddie Mac Pool #1L1292 6.554% 1/1/2036 (c)(f)	268	276
Freddie Mac Pool #G02162 5.50% 5/1/2036 (c)	64	67
Freddie Mac Pool #848751 6.378% 6/1/2036 (c)(f)	52	54
Freddie Mac Pool #848365 6.301% 7/1/2036 (c)(f)	229	236
Freddie Mac Pool #QO1940 6.00% 3/1/2039 (c)	559	580
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (c)	177	184
Freddie Mac Pool #SB8373 6.00% 3/1/2040 (c)	611	633
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (c)	6,516	6,751
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (c)	153	158
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (c)	4,876	5,052
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (c)	1,605	1,663
Freddie Mac Pool #760014 4.64% 8/1/2045 (c)(f)	344	345
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (c)	56	54
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (c)	133	133
Freddie Mac Pool #SD8175 3.50% 10/1/2051 (c)	12	11
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (c)	23	23
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	122	120
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (c)	23	23
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	297	302
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (c)	856	859
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (c)	7,304	7,515
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (c)	23	23
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (c)	3,602	3,706
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (c)	2,415	2,423
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (c)	1,827	1,839
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	1,170	1,190
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (c)	3,807	3,919
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (c)	2,561	2,631
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (c)	200	206
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (c)	615	616
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,355	1,378
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	2,635	2,732
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (c)	343	353
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	2,282	2,382
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	2,014	2,102
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,873	1,976
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	1,873	1,974
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	1,305	1,379
Short-Term Bond Fund of America — Page 17 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	USD1,027	$1,081
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	622	646
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	580	618
Freddie Mac Pool #QG5777 6.50% 6/1/2053 (c)	119	124
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (c)	57	57
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (c)	2,215	2,251
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (c)	1,846	1,897
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (c)	314	326
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (c)	153	158
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	373	379
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (c)	2,948	3,028
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	21,616	22,404
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	26,256	26,947
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (c)	9,805	10,067
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (c)	2,491	2,591
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	75	78
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (c)	1,797	1,869
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	37	37
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (c)	5,636	5,779
Freddie Mac Pool #QI2014 5.00% 3/1/2054 (c)	934	937
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	3,361	3,410
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	933	952
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	669	679
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (c)	1,588	1,639
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (c)	168	174
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	1,046	1,071
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (c)	240	249
Freddie Mac Pool #SD5872 5.00% 6/1/2054 (c)	1,642	1,644
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (c)	417	426
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (c)	103	107
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	64	66
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (c)	3,368	3,413
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (c)	587	598
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (c)	550	560
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	5,362	5,493
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (c)	2,356	2,453
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	1,232	1,273
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	766	788
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (c)	542	557
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (c)	309	317
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (c)	1,380	1,446
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	23	24
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (c)	279	280
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (c)	192	193
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (c)	181	181
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (c)	2,027	2,060
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (c)	1,285	1,305
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (c)	1,182	1,201
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	519	529
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (c)	219	223
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	3,637	3,726
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (c)	3,533	3,668
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	2,097	2,155
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	735	758
Short-Term Bond Fund of America — Page 18 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	USD720	$740
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	35	36
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (c)	5,954	6,171
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	5,416	5,640
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (c)	2,229	2,323
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (c)	1,176	1,224
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (c)	2,322	2,360
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (c)	2,015	2,044
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (c)	961	983
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (c)	947	970
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (c)	879	893
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (c)	179	181
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	2,611	2,682
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	1,407	1,451
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	1,316	1,366
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	1,268	1,318
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	770	792
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (c)	723	741
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (c)	6,670	6,913
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (c)	1,415	1,476
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (c)	916	954
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (c)	715	749
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (c)	415	432
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (c)	284	295
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	7,084	7,183
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (c)	461	479
Freddie Mac Pool #QJ8234 5.00% 11/1/2054 (c)	1,809	1,813
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (c)	20,105	20,413
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	580	588
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (c)	1,836	1,883
Freddie Mac Pool #QX2561 5.00% 12/1/2054 (c)	1,791	1,790
Freddie Mac Pool #QJ9769 5.00% 12/1/2054 (c)	248	248
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (c)	5,794	5,891
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2,441	2,474
Freddie Mac Pool #QX4072 5.00% 1/1/2055 (c)	1,773	1,772
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (c)	4,155	4,210
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (c)	1,433	1,469
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (c)	336	353
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	330	338
Freddie Mac Pool #QX9882 5.00% 3/1/2055 (c)	1,278	1,286
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	142	144
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	397	407
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (c)	602	628
Freddie Mac Pool #QY1328 5.00% 4/1/2055 (c)	3,108	3,113
Freddie Mac Pool #QY1332 5.00% 4/1/2055 (c)	1,552	1,563
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (c)	1,555	1,557
Freddie Mac Pool #QY1360 5.00% 4/1/2055 (c)	873	873
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	22,058	22,598
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (c)	4,216	4,319
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (c)	716	742
Freddie Mac Pool #QY2240 5.00% 5/1/2055 (c)	1,531	1,538
Freddie Mac Pool #QY3688 5.00% 5/1/2055 (c)	1,105	1,106
Freddie Mac Pool #QY2231 5.00% 5/1/2055 (c)	45	45
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	22,888	23,454
Short-Term Bond Fund of America — Page 19 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (c)	USD675	$692
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (c)	634	649
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (c)	23,131	23,435
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (c)	65,098	66,680
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (c)	404	414
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (c)	155	159
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (c)	526	533
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026 (c)	218	217
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026 (c)	27	27
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027 (c)(f)	10	10
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029 (c)	22,724	23,677
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)	2,591	2,476
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(f)	4,030	3,846
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	4,041	3,838
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(f)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (c)	9	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (c)	2,143	2,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(f)	2,777	2,706
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058 (c)	35	34
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	760	741
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	5,976	5,812
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,205	1,136
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (c)	8,553	8,375
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (c)	1,426	1,405
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (c)	29	30
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048 (c)	1,273	1,297
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049 (c)	279	284
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (c)	900	917
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (c)	26	26
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	277	278
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (c)	16,936	16,985
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (c)	17,155	17,221
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061 (c)	2	2
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (c)	4	3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (c)	3	3
Government National Mortgage Assn. Pool #725876 4.882% 9/20/2061 (c)	— (h)	— (h)
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (c)	2	2
Government National Mortgage Assn. Pool #725879 4.888% 10/20/2061 (c)	— (h)	— (h)
Government National Mortgage Assn. Pool #AC0975 4.695% 4/20/2063 (c)	1	1
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (c)	— (h)	— (h)
Government National Mortgage Assn. Pool #776094 4.738% 10/20/2063 (c)	1	1
Government National Mortgage Assn. Pool #AG8041 4.464% 11/20/2063 (c)	3	3
Government National Mortgage Assn. Pool #AG8060 4.462% 12/20/2063 (c)	3	3
Government National Mortgage Assn. Pool #AG8069 4.229% 1/20/2064 (c)	4	4
Government National Mortgage Assn. Pool #AG8070 4.462% 1/20/2064 (c)	3	3
Government National Mortgage Assn. Pool #AC1026 4.694% 1/20/2064 (c)	1	1
Government National Mortgage Assn. Pool #AG8081 4.229% 2/20/2064 (c)	4	4
Government National Mortgage Assn. Pool #AG8082 4.424% 2/20/2064 (c)	3	3
Government National Mortgage Assn. Pool #AG8076 4.817% 2/20/2064 (c)	1	1
Government National Mortgage Assn. Pool #767680 4.307% 6/20/2064 (c)	8	8
Government National Mortgage Assn. Pool #AG8149 4.339% 6/20/2064 (c)(f)	20	20
Government National Mortgage Assn. Pool #AO0461 4.607% 8/20/2065 (c)	3	3
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050 (c)	1,624	1,576
Short-Term Bond Fund of America — Page 20 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.34% 5/20/2062 (c)(f)	USD67	$67
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.708% 7/20/2062 (c)(f)	651	652
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 4.24% 3/20/2064 (c)(f)	315	315
Uniform Mortgage-Backed Security 5.50% 12/1/2040 (c)(i)	3,645	3,731
Uniform Mortgage-Backed Security 5.00% 12/1/2055 (c)(i)	50,000	49,905
Uniform Mortgage-Backed Security 5.50% 12/1/2055 (c)(i)	12,051	12,205
Uniform Mortgage-Backed Security 6.00% 12/1/2055 (c)(i)	114	117
		1,044,167
Collateralized mortgage-backed obligations (privately originated) 6.79%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (c)(d)(g)	4,978	5,009
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (c)(d)(g)	4,898	4,917
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 4.804% 10/25/2035 (c)(f)	244	243
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (c)(d)(f)	1,904	1,727
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (c)(d)(f)	2,136	2,091
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049 (c)(d)(f)	259	253
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (c)(d)(f)	2,042	2,004
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (c)(d)	706	685
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (c)(d)(g)	6,610	6,449
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (c)(d)(g)	11,494	11,244
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (c)(d)(f)	1,768	1,670
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (c)(d)(f)	5,388	5,105
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (c)(d)(f)	3,191	3,148
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (c)(d)	274	253
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (c)(d)(g)	494	495
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (c)(d)(g)	5,130	5,124
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (c)(d)(g)	1,494	1,508
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (c)(d)(g)	1,859	1,873
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (c)(d)(g)	8,254	8,317
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(d)(g)	13,463	13,559
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (c)(d)	7,158	6,996
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049 (c)(d)(f)	1,394	1,371
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (c)	1,000	962
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (c)(d)(f)	2,217	2,191
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(d)(f)	10,517	10,480
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (c)(d)(f)	24,140	23,682
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(d)(g)	6,549	6,481
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (c)(d)(f)	172	171
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (c)(d)(f)	7,386	7,100
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (c)(d)(f)	11,491	11,459
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (c)(d)(f)	2,061	2,057
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (c)(d)(f)	1,199	1,130
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (c)(d)(g)	6,162	6,176
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (c)(d)(g)	3,711	3,756
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (c)(d)(g)	1,173	1,190
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (c)(d)(f)	6,288	5,739
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 9.936% 7/25/2029 (c)(f)	850	891
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 6.436% 7/25/2030 (c)(f)	3,280	3,312
Short-Term Bond Fund of America — Page 21 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 7.936% 10/25/2030 (c)(f)	USD4,000	$4,282
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.972% 6/25/2043 (c)(d)(f)	1,300	1,311
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.122% 1/25/2044 (c)(d)(f)	1,826	1,825
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.172% 2/25/2044 (c)(d)(f)	460	461
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.072% 5/25/2044 (c)(d)(f)	3,712	3,720
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.222% 9/25/2044 (c)(d)(f)	5,086	5,105
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.072% 2/25/2045 (c)(d)(f)	3,321	3,328
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.222% 2/25/2045 (c)(d)(f)	1,891	1,895
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (c)(d)(f)	797	797
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(d)	14,791	14,383
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.736% 7/25/2028 (c)(f)	2,121	2,137
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 9.186% 12/25/2028 (c)(f)	4,005	4,086
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.372% 2/25/2042 (c)(d)(f)	166	166
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.022% 6/25/2042 (c)(d)(f)	4,181	4,265
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.022% 9/25/2045 (c)(d)(f)	2,297	2,299
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class M2, (30-day Average USD-SOFR + 2.214%) 6.286% 9/25/2048 (c)(d)(f)	2,162	2,209
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (c)(d)(g)	598	603
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(g)	3,031	3,063
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (c)(d)(f)	12,204	11,233
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (c)(d)(g)	5,877	5,770
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (c)(d)(g)	3,150	3,085
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (c)(d)	5,058	4,939
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (c)(d)	8,820	8,591
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (c)(d)	277	276
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (c)(d)(g)	8,505	8,541
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (c)(d)(g)	13,916	13,904
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (c)(d)	1,786	1,787
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (c)(d)	5,161	5,169
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (c)(d)(f)	822	801
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (c)(d)(g)	5,334	5,337
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(g)	5,543	5,581
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(g)	7,802	7,812
Mill City Mortgage Trust, Series 15-1, Class M3, 3.701% 6/25/2056 (c)(d)(f)	2,056	2,042
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (c)(d)(f)	2,123	2,071
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (c)(d)(g)	13,407	13,570
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035 (c)(d)(f)	180	175
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055 (c)(d)(f)	378	370
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (c)(d)(f)	162	158
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (c)(d)(f)	1,142	1,116
Short-Term Bond Fund of America — Page 22 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (c)(d)(f)	USD315	$311
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (c)(d)(f)	613	615
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/25/2058 (c)(d)(f)	569	560
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (c)(d)(f)	4,229	4,086
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (c)(d)(g)	3,917	3,959
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(d)(f)	2,562	2,410
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (c)(d)	4,089	4,038
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 8/1/2026) (c)(d)(g)	2,767	2,765
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (c)(d)(g)	4,345	4,334
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (c)(d)(g)	5,141	5,154
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (c)(d)(g)	11,783	11,869
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.697% 4/25/2053 (c)(d)(f)	11,881	11,731
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (c)(d)(g)	6,313	6,312
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (c)(d)(g)	1,792	1,815
Onslow Bay Financial, LLC, Series 2023-NQM8, Class A1, 7.045% 09/25/2063 (8.045% on 9/1/2027) (c)(d)(g)	973	984
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (c)(d)(g)	2,299	2,329
Onslow Bay Financial, LLC, Series 2023-NQM9, Class A1, 7.159% 10/25/2063 (8.159% on 10/1/2027) (c)(d)(g)	2,578	2,614
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (c)(d)(g)	868	874
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(g)	7,362	7,425
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (c)(d)(g)	5,798	5,851
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (c)(d)(g)	1,864	1,897
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(g)	8,749	8,849
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (c)(d)(g)	8,000	8,113
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (c)(d)(g)	21,506	21,764
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (c)(d)(g)	3,416	3,419
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (c)(d)(g)	6,799	6,865
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (c)(d)(g)	19,915	20,136
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(g)	6,262	6,317
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(g)	19,327	19,484
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (c)(d)(g)	4,857	4,901
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (c)(d)(g)	5,890	5,896
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (c)(d)(g)	6,977	7,011
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (c)(d)(f)	14,931	14,972
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (c)(d)(f)	6,113	5,507
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (c)(d)(g)	3,415	3,466
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (c)(d)	5,658	5,571
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (c)(d)	617	607
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (c)(d)	3,807	3,697
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (c)(d)	5,604	5,353
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (c)(d)	3,382	3,232
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (c)(d)	6,000	5,640
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(d)	4,098	3,927
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 9/17/2042 (4.00% on 1/17/2026) (c)(d)(g)	1,488	1,457
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(d)(g)	3,544	3,432
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.066% 10/25/2055 (c)(d)(f)	15,882	16,015
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.709% 10/17/2041 (c)(d)(f)	4,394	4,412
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.409% 2/17/2042 (c)(d)(f)	2,336	2,342
Short-Term Bond Fund of America — Page 23 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Starwood Mortgage Residential Trust, Series 2025-SFR6, Class A, (1-month USD CME Term SOFR + 1.40%) 5.359% 8/17/2042 (c)(d)(f)	USD12,000	$12,029
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.069% 10/25/2048 (c)(d)(f)	1,607	1,611
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.211% 3/25/2054 (c)(d)(f)	3,377	3,356
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.417% 2/25/2055 (c)(d)(f)	1,830	1,818
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.992% 5/25/2055 (c)(d)(f)	19,970	19,766
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (c)(d)(f)	1,731	1,713
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (c)(d)(f)	2,238	2,230
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.079% 4/25/2056 (c)(d)(f)	1,788	1,771
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (c)(d)(f)	2,538	2,503
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056 (c)(d)(f)	4,000	3,908
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (c)(d)(f)	1,237	1,233
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (c)(d)(f)	6,470	6,402
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.75% 4/25/2057 (c)(d)(f)	383	379
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (c)(d)(f)	1,646	1,617
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057 (c)(d)(f)	2,300	2,247
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (c)(d)(f)	1,261	1,244
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (c)(d)(f)	3,000	2,897
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.024% 11/25/2057 (c)(d)(f)	662	660
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (c)(d)(f)	393	391
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (c)(d)(f)	3,221	3,198
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 03/25/2058 (c)(d)(f)	3,500	3,427
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (c)(d)(f)	3,625	3,548
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058 (c)(d)(f)	432	430
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (c)(d)(f)	3,436	3,389
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.069% 5/25/2058 (c)(d)(f)	168	172
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (c)(d)(f)	1,781	1,738
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.069% 10/25/2059 (c)(d)(f)	847	848
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (c)(d)	2,490	2,288
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.705% 11/25/2060 (c)(d)(f)	7,156	7,011
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (c)(d)	7,880	7,689
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.016% 7/25/2065 (c)(d)(f)	3,087	3,132
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (c)(d)	785	747
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (c)(d)	5,972	5,936
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (c)(d)	3,424	3,442
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (c)(d)	2,751	2,769
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (c)(d)	5,962	5,972
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (c)(d)(g)	7,969	8,026
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (c)(d)(g)	4,979	4,971
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (c)(d)(g)	5,976	5,983
Verus Securitization Trust, Series 2023-2, Class A1, 6.193% 3/25/2068 (7.193% on 3/1/2027) (c)(d)(g)	1,014	1,015
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (c)(d)(g)	4,769	4,775
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (c)(d)(g)	8,698	8,741
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (c)(d)(g)	3,590	3,639
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (c)(d)(g)	5,143	5,190
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (c)(d)(g)	22,571	22,842
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (c)(d)(g)	6,134	6,208
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(g)	7,492	7,579
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (c)(d)(f)	4,875	4,881
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (c)(d)(f)	4,880	4,903
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (c)(d)(f)	5,210	5,233
Short-Term Bond Fund of America — Page 24 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(f)	USD5,878	$5,912
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (c)(d)(g)	5,256	5,304
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(g)	7,933	7,972
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (c)(d)(g)	8,152	8,143
		848,227
Commercial mortgage-backed securities 5.68%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.702% 6/15/2040 (c)(d)(f)	1,130	1,136
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (c)(d)	1,981	1,932
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (c)(d)	9,583	9,288
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (c)(d)	878	834
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (c)(d)	594	569
AMSR Trust, Series 2025-SFR2, Class A, 4.357% 11/17/2042 (c)(d)(g)	4,452	4,417
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.651% 7/15/2041 (c)(d)(f)	1,342	1,345
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (c)(d)(f)	7,479	7,656
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)	2,247	2,319
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)	10,654	10,556
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)	3,099	3,065
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (c)(f)	1,465	1,523
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (c)(f)	4,885	5,234
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (c)	710	747
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (c)	12,896	13,614
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	1,881	1,980
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (c)(f)	2,085	2,202
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (c)(f)	1,798	1,893
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (c)	1,185	1,125
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (c)	1,613	1,556
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (c)	1,649	1,567
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.878% 3/15/2037 (c)(d)(f)	6,045	5,694
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056 (c)(f)	388	417
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (c)(f)	1,719	1,790
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (c)(f)	1,570	1,578
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (c)	5,087	4,530
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (c)(f)	4,348	4,606
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)(f)	672	703
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (c)(f)	276	290
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (c)(f)	1,987	2,107
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	13,088	13,649
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (c)(f)	300	314
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (c)	317	328
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (c)(f)	2,000	2,112
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (c)(f)	1,930	2,027
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (c)(d)(f)	7,318	7,359
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.301% 3/15/2041 (c)(d)(f)	4,962	4,967
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (c)(f)	971	1,019
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (c)(f)	1,996	2,113
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (c)(f)	370	396
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(f)	2,244	2,343
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(f)	3,940	4,148
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (c)	386	399
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(f)	3,140	3,278
Short-Term Bond Fund of America — Page 25 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (c)(f)	USD4,599	$4,838
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(f)	2,971	3,132
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 5.88% 8/15/2041 (c)(d)(f)	10,000	10,028
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.074% 6/15/2027 (c)(d)(f)	4,773	4,793
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.773% 9/15/2036 (c)(d)(f)	18,264	18,256
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.50% 5/15/2034 (c)(d)(f)	3,493	3,497
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.662% 9/15/2034 (c)(d)(f)	16,596	16,528
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 4.972% 10/15/2036 (c)(d)(f)	5,776	5,774
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 5.719% 10/15/2036 (c)(d)(f)	4,822	4,821
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.923% 11/15/2038 (c)(d)(f)	14,834	14,819
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.949% 1/17/2039 (c)(d)(f)	10,634	10,624
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.401% 4/15/2041 (c)(d)(f)	5,264	5,270
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (c)(d)(f)	21,410	21,768
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.65% 8/15/2041 (c)(d)(f)	14,446	14,485
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.401% 11/15/2041 (c)(d)(f)	14,848	14,867
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(d)	15,330	15,928
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (c)(d)(f)	24,862	24,892
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.31% 12/15/2044 (c)(d)(f)	2,998	3,008
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (c)(d)	3,158	3,096
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.85% 7/15/2041 (c)(d)(f)	3,180	3,187
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.299% 7/15/2041 (c)(d)(f)	421	422
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.601% 8/15/2041 (c)(d)(f)	10,569	10,571
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (c)	2,000	1,948
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	3,686	3,642
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(d)(f)	17,000	17,738
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(d)(f)	6,311	6,504
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (c)	772	768
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (c)	4,000	3,950
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (c)	318	313
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	646	637
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (c)(f)	882	861
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (c)(d)	5,393	5,562
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (c)(d)(f)	9,188	9,399
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (c)(d)(g)	9,284	9,276
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (c)(d)(f)	3,942	3,968
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (c)(d)(f)	4,339	4,368
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (c)(d)(f)	5,283	5,318
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (c)(d)(f)	4,744	4,775
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.259% 10/15/2042 (c)(d)(f)	5,141	5,156
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.559% 10/15/2042 (c)(d)(f)	390	391
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (c)(f)	7,079	7,270
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.409% 12/15/2039 (c)(d)(f)	5,334	5,348
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (c)(d)	4,347	4,435
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.77% 8/15/2039 (c)(d)(f)	8,000	8,044
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.65% 5/15/2041 (c)(d)(f)	7,231	7,249
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (c)(d)(f)	14,790	14,978
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	4,459	4,404
Short-Term Bond Fund of America — Page 26 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (c)	USD1,000	$986
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (c)	2,975	2,637
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.352% 3/15/2042 (c)(d)(f)	8,709	8,728
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.701% 3/15/2042 (c)(d)(f)	1,617	1,620
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (c)(d)(f)	7,830	7,927
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(f)	15,227	15,829
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.309% 3/15/2042 (c)(d)(f)	9,982	9,989
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (c)	1,261	1,216
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (c)	250	246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (c)(d)	7,510	6,772
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141% 12/15/2049 (c)	2,675	2,628
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (c)(f)	2,738	2,714
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (c)	2,145	2,130
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.552% 11/15/2039 (c)(d)(f)	4,950	4,959
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.501% 12/15/2039 (c)(d)(f)	7,733	7,742
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (c)(d)(f)	10,198	10,405
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (c)(d)	6,622	6,350
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 4.874% 4/15/2038 (c)(d)(f)	1,325	1,325
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052 (c)	490	486
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	5,060	5,282
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (c)(d)(f)	10,711	10,741
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (c)(d)(f)	777	779
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (c)(d)	7,505	7,172
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.351% 5/15/2039 (c)(d)(f)	6,371	6,379
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.223% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(d)(g)	15,780	15,699
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.573% 5/15/2038 (c)(d)(f)	500	497
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (c)	673	671
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.804% 11/15/2038 (c)(d)(f)	3,630	3,628
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.959% 1/15/2039 (c)(d)(f)	16,312	16,292
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.402% 2/15/2042 (c)(d)(f)	20,328	20,176
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	2,954	2,923
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (c)(d)(f)	414	420
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (c)	5,160	5,125
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	4,681	4,593
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (c)(f)	1,000	974
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (c)	410	432
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(f)	2,452	2,593
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (c)(f)	3,899	4,108
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.748% 11/15/2027 (c)(d)(f)	15,121	15,178
		709,982
Total mortgage-backed obligations		2,602,376
Short-Term Bond Fund of America — Page 27 of 36

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 7.90% Financials 3.91%	Principal amount (000)	Value (000)
American Express Co. 4.90% 2/13/2026	USD1,250	$1,251
American Express Co. 5.645% 4/23/2027 (USD-SOFR + 0.75% on 4/23/2026) (g)	18,000	18,112
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (g)	9,000	9,151
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (g)	4,522	4,964
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (g)	2,500	2,503
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (g)	5,000	5,094
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (g)	11,250	11,672
Bank of Montreal 4.567% 9/10/2027 (USD-SOFR + 0.88% on 9/10/2026) (g)	10,000	10,037
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (d)(g)	10,000	10,019
Chubb INA Holdings, LLC 3.35% 5/3/2026	1,275	1,272
Citibank, NA 4.929% 8/6/2026	3,000	3,016
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (g)	8,100	8,216
Cooperatieve Rabobank UA 4.85% 1/9/2026	20,000	20,013
Corebridge Global Funding 4.25% 8/21/2028 (d)	15,000	15,043
Guardian Life Global Funding 0.875% 12/10/2025 (d)	8,000	7,993
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (g)	4,870	4,903
Intercontinental Exchange, Inc. 3.95% 12/1/2028	10,000	10,014
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (g)	13,000	13,262
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (g)	5,000	5,068
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (g)	11,295	11,400
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (g)	31,000	31,971
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029) (g)	10,000	10,270
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (g)	10,644	10,821
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (g)	10,000	10,014
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (g)	15,000	15,182
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (g)	1,325	1,344
Mastercard, Inc. 4.10% 1/15/2028	15,865	15,985
Mastercard, Inc. 4.55% 3/15/2028	6,505	6,625
Met Tower Global Funding 1.25% 9/14/2026 (d)	10,000	9,794
Metropolitan Life Global Funding I 5.00% 1/6/2026 (d)	10,000	10,009
Metropolitan Life Global Funding I 1.875% 1/11/2027 (d)	16,000	15,644
Metropolitan Life Global Funding I 4.40% 6/30/2027 (d)	5,600	5,637
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (g)	10,000	10,206
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (g)	10,000	10,143
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (g)	11,500	11,501
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (g)	5,000	5,173
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (g)	10,000	10,013
National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,038
National Australia Bank, Ltd. 4.50% 10/26/2027	20,000	20,258
New York Life Global Funding 0.85% 1/15/2026 (d)	8,000	7,968
Northwestern Mutual Global Funding 0.80% 1/14/2026 (d)	7,207	7,178
Northwestern Mutual Global Funding 4.11% 9/12/2027 (d)	2,500	2,509
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (g)	12,500	12,570
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (g)	2,500	2,592
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (g)	5,000	5,188
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (g)	10,000	10,186
Swedbank AB 6.136% 9/12/2026 (d)	20,000	20,325
Toronto-Dominion Bank (The) 4.861% 1/31/2028	7,500	7,633
Toronto-Dominion Bank (The) 4.783% 12/17/2029	6,000	6,153
Short-Term Bond Fund of America — Page 28 of 36

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (g)	USD6,771	$6,971
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (g)	13,000	13,280
		488,184
Consumer discretionary 1.29%
Amazon.com, Inc. 3.90% 11/20/2028	7,000	7,029
Amazon.com, Inc. 4.10% 11/20/2030	7,000	7,035
American Honda Finance Corp. 4.80% 3/5/2030	16,702	17,078
BMW US Capital, LLC 5.05% 3/21/2030 (d)	10,000	10,303
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (d)	1,671	1,673
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (d)	6,525	6,395
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	3,502	3,537
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	14,843	15,068
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (d)	6,068	6,261
Hyundai Capital America 5.45% 6/24/2026 (d)	6,226	6,269
Hyundai Capital America 5.275% 6/24/2027 (d)	10,000	10,170
Hyundai Capital America 4.90% 6/23/2028 (d)	9,396	9,555
Hyundai Capital America 4.25% 9/18/2028 (d)	5,979	5,977
Hyundai Capital America 5.10% 6/24/2030 (d)	9,390	9,632
Toyota Motor Credit Corp. 0.80% 1/9/2026	2,500	2,491
Toyota Motor Credit Corp. 4.60% 1/8/2027	2,500	2,523
Toyota Motor Credit Corp. 5.55% 11/20/2030	10,055	10,689
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (d)	9,573	9,653
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (d)	20,000	20,309
		161,647
Consumer staples 0.76%
Mars, Inc. 4.45% 3/1/2027 (d)	8,164	8,221
Mars, Inc. 4.60% 3/1/2028 (d)	24,414	24,733
Mars, Inc. 4.80% 3/1/2030 (d)	25,000	25,619
Mars, Inc. 5.00% 3/1/2032 (d)	7,000	7,238
Philip Morris International, Inc. 4.875% 2/15/2028	2,500	2,548
Philip Morris International, Inc. 4.00% 10/29/2030	9,049	8,970
Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,253
Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,362
Walmart, Inc. 3.90% 4/15/2028	5,000	5,033
Walmart, Inc. 4.00% 4/15/2030	5,000	5,062
		95,039
Communication services 0.43%
Alphabet, Inc. 3.875% 11/15/2028	10,000	10,061
Alphabet, Inc. 4.00% 5/15/2030	16,775	16,879
Comcast Corp. 5.10% 6/1/2029	10,000	10,349
Meta Platforms, Inc. 4.20% 11/15/2030	9,704	9,774
SBA Tower Trust 1.631% 11/15/2026 (d)	6,741	6,571
		53,634
Information technology 0.41%
Accenture Capital, Inc. 3.90% 10/4/2027	11,500	11,534
Amphenol Corp. 3.80% 11/15/2027	800	799
Amphenol Corp. 3.90% 11/15/2028	800	801
Apple, Inc. 4.00% 5/10/2028	7,500	7,561
Short-Term Bond Fund of America — Page 29 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cisco Systems, Inc. 4.80% 2/26/2027	USD22,535	$22,805
Microsoft Corp. 3.40% 6/15/2027	7,500	7,482
		50,982
Health care 0.40%
AbbVie, Inc. 4.80% 3/15/2027	13,000	13,146
AbbVie, Inc. 4.80% 3/15/2029	1,250	1,283
Ascension Health 4.294% 11/15/2030	5,101	5,140
Eli Lilly and Co. 5.00% 2/27/2026	1,250	1,250
Eli Lilly and Co. 4.75% 2/12/2030	7,945	8,187
Johnson & Johnson 4.50% 3/1/2027	16,500	16,671
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,584
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	1,112	1,122
		50,383
Energy 0.25%
Chevron USA, Inc. 4.687% 4/15/2030	9,447	9,695
Enterprise Products Operating, LLC 4.60% 1/15/2031	6,574	6,672
Qatar Energy 1.375% 9/12/2026 (d)	15,000	14,679
		31,046
Materials 0.24%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	8,000	8,012
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,056
EIDP, Inc. 4.50% 5/15/2026	5,417	5,417
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,000	10,298
		29,783
Utilities 0.21%
Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,041
Southern California Edison Co. 4.875% 2/1/2027	4,885	4,915
Southern California Edison Co. 5.30% 3/1/2028	5,100	5,202
Southern California Edison Co. 5.65% 10/1/2028	661	684
Southern California Edison Co. 5.25% 3/15/2030	13,900	14,282
		26,124
Total corporate bonds, notes & loans		986,822
Bonds & notes of governments & government agencies outside the U.S. 1.19% Supra National 0.26%
Asian Development Bank 1.00% 4/14/2026	9,599	9,498
Asian Development Bank 3.875% 9/28/2032	1,163	1,166
Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,250
European Investment Bank 4.00% 2/15/2029	14,700	14,905
		32,819
Canada 0.25%
CPPIB Capital, Inc. 0.875% 9/9/2026 (d)	10,154	9,936
CPPIB Capital, Inc. 4.375% 1/30/2027 (d)	1,702	1,714
CPPIB Capital, Inc. 4.25% 7/20/2028 (d)	2,393	2,431
Ontario Teachers’ Finance Trust 0.875% 9/21/2026 (d)	6,173	6,033
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (d)	8,000	7,926
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,341
		31,381
Short-Term Bond Fund of America — Page 30 of 36

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Saudi Arabia 0.22%		Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.25% 10/26/2026		USD2,000	$1,987
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (d)		25,345	25,359
			27,346
United Arab Emirates 0.12%
Abu Dhabi (Emirate of) 3.125% 10/11/2027 (d)		15,000	14,853
Sweden 0.09%
Sweden (Kingdom of) 4.375% 1/30/2026 (d)		8,840	8,845
Swedish Export Credit Corp. 4.375% 2/13/2026		2,660	2,661
			11,506
Kuwait 0.08%
Kuwait (State of) 4.016% 10/9/2028 (d)		10,100	10,108
Japan 0.08%
Japan Bank for International Cooperation 4.25% 1/26/2026		9,626	9,629
France 0.07%
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026 (d)		9,184	9,183
Chile 0.02%
Chile (Republic of) 4.85% 1/22/2029		1,855	1,896
Total bonds & notes of governments & government agencies outside the U.S.			148,721
Total bonds, notes & other debt instruments (cost: $11,575,699,000)			11,628,453
Short-term securities 7.66% Money market investments 7.65%		Shares
Capital Group Central Cash Fund 3.94% (j)(k)		9,561,128	956,017
Asset-backed obligations 0.01%	Coupon rate	Principal amount (000)
PEAC Solutions Receivables, LLC 2/20/2026 (c)(d)	4.592%	USD806	806
Total short-term securities (cost: $956,851,000)			956,823
Options purchased (equity style) 0.00%
Options purchased (equity style)*			234
Total options purchased (equity style) (cost: $951,000)			234
Total investment securities 100.74% (cost: $12,533,501,000)			12,585,510
Total options written (equity style) † 0.00% (premium received: $133,000)			(97)
Other assets less liabilities (0.74)%			(92,724)
Net assets 100.00%			$12,492,689
Short-Term Bond Fund of America — Page 31 of 36

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Call
3 Month SOFR Futures Option	564	12/12/2025	USD97.00	USD141,000	$4
3 Month SOFR Futures Option	4,650	12/12/2025	98.00	1,162,500	29
3 Month SOFR Futures Option	1,200	3/13/2026	96.63	300,000	172
					$205
Put
3 Month SOFR Futures Option	4,650	12/12/2025	USD95.69	USD1,162,500	$29
					$234
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Call
3 Month SOFR Futures Option	1,200	3/13/2026	USD96.81	USD(300,000)	$(97)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
30 Day Federal Funds Futures	Long	566	2/2/2026	USD227,232	$11
30 Day Federal Funds Futures	Long	565	3/2/2026	226,971	120
3 Month SOFR Futures	Long	6	3/18/2026	1,444	1
3 Month SOFR Futures	Long	447	9/16/2026	108,057	(100)
3 Month SOFR Futures	Short	311	9/20/2028	(75,278)	(11)
2 Year U.S. Treasury Note Futures	Long	28,278	4/6/2026	5,906,125	465
5 Year U.S. Treasury Note Futures	Short	3,447	4/6/2026	(378,362)	144
10 Year U.S. Treasury Note Futures	Short	4,192	3/31/2026	(475,137)	537
10 Year Ultra U.S. Treasury Note Futures	Short	5,183	3/31/2026	(602,281)	(4,227)
20 Year U.S. Treasury Bond Futures	Short	229	3/31/2026	(26,893)	72
30 Year Ultra U.S. Treasury Bond Futures	Short	314	3/31/2026	(37,974)	(194)
					$(3,182)
Short-Term Bond Fund of America — Page 32 of 36

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.948%	Annual	SOFR	Annual	11/6/2026	USD19,000	$70	$—	$70
SOFR	Annual	3.2845%	Annual	12/15/2027	442,000	17	—	17
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	300	—	300
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	(332)	—	(332)
						$55	$—	$55
Investments in affiliates (k)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 7.65%
Money market investments 7.65%
Capital Group Central Cash Fund 3.94% (j)	$1,608,255	$1,102,032	$1,754,005	$16	$(281)	$956,017	$16,139

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,017,000, which represented 0.30% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,246,492,000, which represented 33.99% of the net assets of the fund.

(e)	Scheduled interest and/or principal payment was not received.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Step bond; coupon rate may change at a later date.
(h)	Amount less than one thousand.
(i)	Represents securities transacted on a TBA basis.
(j)	Rate represents the seven-day yield at 11/30/2025.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Short-Term Bond Fund of America — Page 33 of 36

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $3,030,383,000. The average month-end notional amount of futures contracts while held was $7,327,513,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $173,010,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Bond Fund of America — Page 34 of 36

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,648,235	$—	$4,648,235
Asset-backed obligations	—	3,242,299	—	3,242,299
Mortgage-backed obligations	—	2,602,376	—	2,602,376
Corporate bonds, notes & loans	—	986,822	—	986,822
Bonds & notes of governments & government agencies outside the U.S.	—	148,721	—	148,721
Short-term securities	956,017	806	—	956,823
Options purchased on futures (equity style)	234	—	—	234
Total	$956,251	$11,629,259	$—	$12,585,510

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,350	$—	$—	$1,350
Unrealized appreciation on centrally cleared interest rate swaps	—	387	—	387
Liabilities:
Value of options written (equity style)	(97)	—	—	(97)
Unrealized depreciation on futures contracts	(4,532)	—	—	(4,532)
Unrealized depreciation on centrally cleared interest rate swaps	—	(332)	—	(332)
Total	$(3,279)	$55	$—	$(3,224)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Short-Term Bond Fund of America — Page 35 of 36

unaudited

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-048-0126
Short-Term Bond Fund of America — Page 36 of 36